Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	$ 119	$ 19
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	119	19
Quantum Cloud
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	$ 119	$ 19